Angel Oak Funds Trust

3344 Peachtree Road NE, Suite 1725 | Atlanta, Georgia 30326

October 24, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Angel Oak Funds Trust (the “Trust”)
File Nos. 333-197427 and 811-22980
Angel Oak Income ETF (S000077753)
Angel Oak UltraShort Income ETF (S000077754)
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust, on behalf of the series listed above (each a “Fund”), certifies that the forms of Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 44 to the Trust’s Registration Statement on Form N-1A, which was electronically filed with the Commission on October 20, 2022, and effective on October 21, 2022.
Please direct any inquiries regarding this filing to the undersigned at (513) 493-5880.
Sincerely,
/s/ Joshua J. Hinderliter
Joshua J. Hinderliter
Assistant Vice President
U.S. Bank Global Fund Services,
as Administrator for the Trust